FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

11. FAIR VALUE MEASUREMENTS

In accordance with ASC 820-10, the Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them for each reporting period. This determination requires significant judgments to be made by the Company.

The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	Level 1	Level 2	Level 3	Total
December 31, 2021
Liabilities Carried at Fair Value:
Public warrants	$—	$17,714	$—	$17,714
Private warrants	—	—	17,557	17,557
Earnout consideration	—	—	38,427	38,427
Derivative liability - redemption with make-whole provision	—	—	552	552

Warrant Liability

As a result of the Business Combination, the Company assumed warrant liability related to previously issued warrants in connection with Roman’s initial public offering. The warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities were remeasured at fair value upon business combination and subsequently at December 31, 2021, with changes in fair value presented within revaluation of warrant liabilities in the statement of operations.

Initial Measurement

The Company established the initial fair value of the warrants upon the business combination date using the Black Scholes Option Pricing Model. The following table provides a reconciliation of the ending balances for the warrant liabilities remeasured at fair value:

Warrant Liabilities
Assumed warrant liability upon business combination at December 27, 2021	38,756
Change in estimated fair value	(3,485)
Estimated fair value at December 31, 2021	35,271

The Public Warrants were valued using the quoted market price as the fair value at the end of each balance sheet date. The Private Placement Warrants were valued using the Black Scholes Option Pricing Model.

The following assumptions were used to determine the fair value of the private warrants as of December 31, 2021:

12/31/2021
Exercise Price	$11.50
Risk-free interest rate	1.26%
Expected volatility	33%
Expected dividends	0%
Expected term (years)	4.9 years
Common Stock market value	$8.21

The fair value of warrants has been classified as a Level 3 liability as its valuation requires substantial judgment and estimation of factors that are not currently readily observable in the market. If different assumptions were used for the various inputs to the valuation approach, the estimated fair value could be significantly higher or lower than the fair value determined.

Earnout Consideration

Holdings' equity holders have the right to receive an aggregate of up to 7,500,000 additional (i) shares of the Company’s class A common stock or (ii) Holdings Units (and a corresponding number of shares of the Company’s class B common stock), as applicable, in Earnout consideration based on the achievement of certain stock price thresholds. See also Note 9. Earnout Considerations held by Holdings’ holders (not including the holders under ASC 718) were determined to be derivative instruments in accordance with ASC 815 and were accounted as derivative liabilities, initially valued at fair value in accordance with ASC 815-40-30-1. Subsequently, the liability for Earnouts will be remeasured at each reporting period at fair value, with changes in fair value recorded in earnings in accordance with ASC 815-40-35-4. The Company established the initial fair value for the earnouts at the closing date on December 27, 2021 using a Monte Carlo simulation model. Subsequently, the Company remeasured the fair value of the earnouts at December 31, 2021. The following table provides a reconciliation of the ending balances for the earnout consideration liabilities remeasured at fair value:

Earnout Consideration
Liability
Fair value recognized upon business combination	(48,002)
Change in estimated fair value	9,575
Estimated fair value at December 31, 2021	$(38,427)

The following assumptions were used to determine the fair value of the Earnout considerations as of December 31, 2021:

12/31/2021
Valuation date share price	$8.21
Risk-free interest rate	0.97% - 1.12%
Expected volatility	67.5%
Expected dividends	0%
Expected term (years)	3 - 4 years

The fair value of Earnouts has been classified as a Level 3 liability as its valuation requires substantial judgment and estimation of factors that are not currently readily observable in the market. If different assumptions were used for the various inputs to the valuation approach, the estimated fair value could be significantly higher or lower than the fair value determined.